COMMITMENTS (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014 sqft
Operating Leased Assets [Line Items]
Initial base rent on an annual basis	$ 21,600
Lease expiration date	Dec. 31, 2015
Rent expense	155,264	76,445	309,475	292,390
Future operating lease commitments:
2015	513,630		846,404
2016	733,009		733,009
2017	754,966		754,966
2018	777,568		777,568
2019	800,842		800,842
Thereafter	134,123		134,123
Total future minimum payments due	3,714,138		4,046,911
Office Lease Two [Member]
Operating Leased Assets [Line Items]
Lease term					5 years
Square footage of leased property					16,825
Initial base rent per square foot					43
Initial base rent on an annual basis					715,062
Maximum initial base rent on an annual basis					804,739
Security deposit agreed to delivered to Landlord					529,699
Security Deposit Following Second Anniversary of Term Commencement Date					411,988
Building [Member]
Operating Leased Assets [Line Items]
Square footage of leased property	4,782
Initial base rent on an annual basis	248,664
Exit costs	$ 55,352